COMMITMENTS - Additional information (Details)					3 Months Ended		9 Months Ended	12 Months Ended
	May 05, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Jan. 18, 2023 USD ($) shares	Oct. 06, 2022 USD ($) instrument $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 shares	Sep. 30, 2023 USD ($) $ / shares D shares	Dec. 31, 2022 USD ($) $ / shares D shares
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares					$ 11.50		$ 11.50	$ 11.50
Number of shares for each warrant | shares					1		1	1
Interest expense								$ 125,980
Amount of proceeds received								800,000
Amount of direct cost attributable to the financing							$ 10,000	$ 61,800
Exercise period					5 years		5 years	5 years
PIPE Forward Contract Derivative								$ 170,666
Bridge Warrants
COMMITMENTS AND CONTINGENCIES
Warrants outstanding	$ 2,461			$ 8,552
Net of offering cost	82			$ 613
Bridge Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares				30,000
Warrants outstanding	76,102			$ 284,424
Net of offering cost	2,542			$ 20,376
Percentage of unpaid principal payable on closing of PIPE financing				110.00%
Amortizable Discount	175,472			$ 443,665
Amount of financing costs	56,993			$ 40,811
Bridge Securities Purchase Agreement | Bridge Warrants
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares				$ 11.50
Number of warrants in a unit | shares				173,913
Number of shares for each warrant | shares				1
Relative value attributed to the Bridge Shares	78,349			$ 304,800
Originally issued discount	50,000			88,889
Relative value attributed to the Bridge Warrants	40,130			$ 9,165
Exercise period				5 years
Bridge Notes
COMMITMENTS AND CONTINGENCIES
Interest expense					$ 133,139		$ 399,415
Bridge Notes | Bridge Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of instruments for which relative fair value basis used | instrument				3
Fair value of PIPE Forward Contract				$ 278,404
Aggregate principal amount				$ 2,222,222
Interest rate (in percent)				10.00%
Percentage of guaranteed purchase commitment				10.00%
Amount net of unamortized debt discount					692,216		692,216	292,800
Amortized debt discount							332,749	104,953
Accrued interest					66,666		66,666	21,027
Interest expense							399,415	$ 125,980
Principal due				$ 610,485
Amount of proceeds received				738,200
Amount of direct cost attributable to the financing				61,800
Aggregate principal amount				2,222,222
Amount allocated				$ 888,889
Bridge Notes | Bridge Securities Purchase Agreement | Bridge Warrants
COMMITMENTS AND CONTINGENCIES
Original issue discount (in percent)				10.00%
Percentage of issue discount on loan				10.00%
Investor Note
COMMITMENTS AND CONTINGENCIES
Interest expense					51,368		82,773
Investor Note | Bridge Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Fair value of PIPE Forward Contract	$ 71,755
Original issue discount (in percent)	16.67%
Percentage of unpaid principal due and payable if PIPE Financing closes in connection with the closing of the Business Combination	110.00%
Percentage of unpaid principal due and payable if PIPE Financing closes in connection with the closing of the Business Combination	10.00%
Aggregate principal amount	$ 300,000
Interest rate (in percent)	10.00%
Amount net of unamortized debt discount					182,799		182,799
Amortized debt discount							70,676
Accrued interest					12,097		12,097
Interest expense							$ 82,773
Principal due	$ 228,245
Amount of proceeds received	240,000
Amount of direct cost attributable to the financing	$ 10,000
Exercise period	5 years
Number of warrants to purchase shares issued | shares	26,086
VSee and iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration				100.00%			100.00%	100.00%
Equity value of acquiree					110,000,000		$ 110,000,000	$ 110,000,000
Business Combination Agreement
COMMITMENTS AND CONTINGENCIES
Minimum net tangible assets upon closing								$ 5,000,001
Business Combination Agreement | Vsee Health Incentive Plan
COMMITMENTS AND CONTINGENCIES
Percentage of shares reserved for issuance							15.00%	15.00%
Business Combination Agreement | iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration							100.00%	100.00%
Numerator for calculation of closing consideration					$ 49,500,000		$ 49,500,000	$ 49,500,000
Business Combination Agreement | Vsee
COMMITMENTS AND CONTINGENCIES
Exercise price of stock options | $ / shares					10		10	10
Numerator for calculation of closing consideration					$ 60,500,000		$ 60,500,000	$ 60,500,000
Closing consideration, multiplication factor for calculation of amount of stock option exercisable | $ / shares							$ 10	$ 10
PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares					$ 12.50		12.50	12.50
Conversion price of convertible notes | $ / shares					$ 10.00		$ 10.00	$ 10.00
Minimum aggregate purchase price of additional offering					$ 10,000,000		$ 10,000,000	$ 10,000,000
Minimum gross proceeds of Notes to be paid in cash for consummation of subsequent placements					$ 5,000,000		$ 5,000,000	$ 5,000,000
Percentage of additional offering securities in additional offerings							100.00%	100.00%
Percentage of offered securities in subsequent placements							25.00%	25.00%
Lock-up period (in months)							8 months	8 months
Stock price trigger | $ / shares							$ 12.50	$ 12.50
Agreement number of consecutive trading days | D							20	20
Exercise period					5 years		5 years	5 years
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 10.00		$ 10.00	$ 10.00
PIPE Registration Rights Agreement
COMMITMENTS AND CONTINGENCIES
Minimum percentage of shares issuable upon conversion of PIPE shares and warrants					200.00%		200.00%	200.00%
Threshold number of days to file a registration statement							30 days	30 days
Threshold days for registration statement to be effective							90 days	90 days
Threshold days for registration statement to be effective if undergone review							120 days	120 days
Backstop Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price		$ 15,000,000
Backstop Agreement | Maximum
COMMITMENTS AND CONTINGENCIES
Number of warrants to purchase shares issued | shares			106,000
Additional PIPE financing		$ 7,000,000
Aggregate purchase price			$ 2,000,000
Vsee Common Stock | Business Combination Agreement | Vsee
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration							100.00%	100.00%
Commitment shares | Investor Note | Bridge Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares	7,000
Common Stock
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares						20,000
Common Stock | Investor Note | Bridge Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares	$ 11.50
Series A Preferred Stock | PIPE Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price							$ 8,000,000	$ 8,000,000
Maximum number of shares issuable | shares							15,000
PIPE Forward Contract Derivative					$ 3,146,694		$ 3,146,694
Number of warrants to purchase shares issued | shares					424,000		424,000	424,000
Series A Preferred Stock | PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares							8,000	8,000
Series A Preferred Stock | Backstop Agreement
COMMITMENTS AND CONTINGENCIES
Number of preferred stock converted to into common stock | shares			234,260
Number of Shares to be Issued | shares		7,000
Series A Preferred Stock | Backstop Agreement | Maximum
COMMITMENTS AND CONTINGENCIES
Number of Shares to be Issued | shares		2,000	2,000
Series B Preferred Stock | Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares							4,370	4,370
Deferred underwriting fee considered for purchase price of shares					$ 4,370,000		$ 4,370,000	$ 4,370,000